Shareholder Report	12 Months Ended	112 Months Ended
	Jul. 31, 2026 USD ($) holding	Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
Entity Central Index Key	0000924211
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000016333 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	Investor Class
Trading Symbol	TWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund Investor Class returned 8.50% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.50%	3.85%	6.02%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,173,910	$ 276,173,910
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 1,662,839
Investment Company, Portfolio Turnover	74.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

C000016335 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	I Class
Trading Symbol	ACCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund I Class returned 8.51% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.51%	4.02%	6.23%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,173,910	$ 276,173,910
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 1,662,839
Investment Company, Portfolio Turnover	74.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

C000016334 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	A Class
Trading Symbol	ACCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund A Class returned 8.06% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	8.06%	3.56%	5.76%
A Class - with sales charge	1.84%	2.34%	5.13%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,173,910	$ 276,173,910
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 1,662,839
Investment Company, Portfolio Turnover	74.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

C000016338 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	C Class
Trading Symbol	AACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$175	1.69%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund C Class returned 7.26% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	7.26%	2.80%	4.96%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,173,910	$ 276,173,910
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 1,662,839
Investment Company, Portfolio Turnover	74.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

C000016332 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R Class
Trading Symbol	AACRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R Class returned 7.67% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	7.67%	3.29%	5.48%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,173,910	$ 276,173,910
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 1,662,839
Investment Company, Portfolio Turnover	74.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

C000189656 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R5 Class
Trading Symbol	AACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R5 Class returned 8.51% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	8.51%	3.98%	6.38%	4/10/17
MSCI ACWI IMI	22.27%	10.40%	11.93%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.68%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,173,910	$ 276,173,910
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 1,662,839
Investment Company, Portfolio Turnover	74.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

C000131621 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R6 Class
Trading Symbol	AACDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R6 Class returned 8.67% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.
•	The portfolio's cash allocation produced strong returns despite rate cuts by the Federal Reserve (Fed). Even as cash yields fell in line with the Fed rate changes, short-term yields remained in excess of inflation, and total returns exceeded those of intermediate- and long-term bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	8.67%	4.18%	6.39%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,173,910	$ 276,173,910
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 1,662,839
Investment Company, Portfolio Turnover	74.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.4%
Common Stocks	18.5%
U.S. Treasury Securities	14.5%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Corporate Bonds	5.6%
Sovereign Governments and Agencies	4.7%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	8.2%
Other Assets and Liabilities	(2.8)%

C000016325 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	Investor Class
Trading Symbol	TWSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund Investor Class returned 11.60% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.60%	5.47%	8.10%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 767,443,964	$ 767,443,964
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 4,344,851
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

C000016327 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	I Class
Trading Symbol	ASAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund I Class returned 11.81% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.81%	5.70%	8.34%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 767,443,964	$ 767,443,964
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 4,344,851
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

C000016326 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	A Class
Trading Symbol	ACOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund A Class returned 11.40% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.40%	5.23%	7.85%
A Class - with sales charge	4.99%	3.99%	7.21%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 767,443,964	$ 767,443,964
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 4,344,851
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

C000016330 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	C Class
Trading Symbol	ASTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$176	1.67%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund C Class returned 10.52% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.52%	4.46%	7.06%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 767,443,964	$ 767,443,964
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 4,344,851
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

C000016331 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R Class
Trading Symbol	ASMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$123	1.17%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R Class returned 11.11% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.11%	4.95%	7.58%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 767,443,964	$ 767,443,964
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 4,344,851
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

C000189655 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R5 Class
Trading Symbol	ASMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R5 Class returned 11.63% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.63%	5.67%	8.37%	4/10/17
MSCI ACWI IMI	22.27%	10.40%	11.93%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.68%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 767,443,964	$ 767,443,964
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 4,344,851
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

C000131620 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R6 Class
Trading Symbol	ASMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R6 Class returned 12.00% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.00%	5.85%	8.49%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 767,443,964	$ 767,443,964
Holdings Count | holding	1,042	1,042
Advisory Fees Paid, Amount	$ 4,344,851
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	49.9%
Common Stocks	24.4%
U.S. Treasury Securities	8.5%
U.S. Government Agency Mortgage-Backed Securities	4.3%
Sovereign Governments and Agencies	3.3%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Convertible Preferred Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	10.4%
Other Assets and Liabilities	(6.8)%

C000016319 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	Investor Class
Trading Symbol	TWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund Investor Class returned 14.49% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.49%	7.10%	9.90%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 733,691,260	$ 733,691,260
Holdings Count | holding	974	974
Advisory Fees Paid, Amount	$ 3,356,230
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

C000016321 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	I Class
Trading Symbol	AAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund I Class returned 14.78% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	14.78%	7.31%	10.12%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 733,691,260	$ 733,691,260
Holdings Count | holding	974	974
Advisory Fees Paid, Amount	$ 3,356,230
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

C000016320 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	A Class
Trading Symbol	ACVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund A Class returned 14.25% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.25%	6.84%	9.62%
A Class - with sales charge	7.68%	5.58%	8.97%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 733,691,260	$ 733,691,260
Holdings Count | holding	974	974
Advisory Fees Paid, Amount	$ 3,356,230
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

C000016324 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	C Class
Trading Symbol	ASTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$171	1.60%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund C Class returned 13.37% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.37%	6.04%	8.80%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 733,691,260	$ 733,691,260
Holdings Count | holding	974	974
Advisory Fees Paid, Amount	$ 3,356,230
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

C000016318 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R Class
Trading Symbol	AAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R Class returned 13.98% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	13.98%	6.55%	9.35%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 733,691,260	$ 733,691,260
Holdings Count | holding	974	974
Advisory Fees Paid, Amount	$ 3,356,230
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

C000189654 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R5 Class
Trading Symbol	ASAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R5 Class returned 14.77% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	14.77%	7.33%	10.12%	4/10/17
MSCI ACWI IMI	22.27%	10.40%	11.93%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.68%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 733,691,260	$ 733,691,260
Holdings Count | holding	974	974
Advisory Fees Paid, Amount	$ 3,356,230
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%

C000131619 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R6 Class
Trading Symbol	AAAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R6 Class returned 15.04% for the reporting period ended July 31, 2026.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	Global financial markets produced strong returns amid significant volatility related to inflation, interest rates and geopolitical trade tensions and war. Nevertheless, stocks rose because corporate earnings growth remained remarkably strong. The Federal Reserve cut interest rates three times during the period, but persistently high inflation meant that long-term bond yields actually rose.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The global bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	15.04%	7.48%	10.29%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 733,691,260	$ 733,691,260
Holdings Count | holding	974	974
Advisory Fees Paid, Amount	$ 3,356,230
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.5%
Common Stocks	29.9%
Corporate Bonds	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Sovereign Governments and Agencies	1.6%
U.S. Treasury Securities	1.0%
Collateralized Mortgage Obligations	0.7%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Preferred Securities	0.4%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.2%
Commercial Mortgage-Backed Securities	0.2%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	8.1%
Other Assets and Liabilities	(7.1)%